Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Product Categories - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 6,006,993	$ 847,986	$ 243,759
Total revenue		195,681,315	169,724,346	234,752,580	[1]
Beauty products [Member]
Disaggregation of Revenue [Line Items]
Revenue		50,114,893	128,781,665	154,741,555
Health products [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,931,671	18,701,204	19,374,420
Sundry products [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,083,770	11,033,924	50,513,824
Luxury products [Member]
Disaggregation of Revenue [Line Items]
Revenue		90,189,723
Electronic products [Member]
Disaggregation of Revenue [Line Items]
Revenue		34,901,681
Other products and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	[2]	$ 9,459,577	$ 11,207,553	$ 10,122,781

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs.